Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Future Net Cash Flow [Abstract]
Beginning of year	$ 308,233	$ 66,433	$ 106,411
Sales and transfers, net of production costs	(197,278)	(62,115)	(53,759)
Net change in sales and transfer prices, net of future production costs	(239,226)	68,651	(74,046)
Changes in reserves and production rates (timing)	(26,496)	111,137	15,495
Net changes for extensions, discoveries and improved recovery	228,354	160,784	28,489
Net change due to purchases and sales of minerals in place	(1,152)	(730)
Changes in estimated future development and abandonment costs	(82,799)	(71,368)	(32,052)
Development costs incurred during the year that reduced future development costs	102,784	39,780	22,475
Accretion of discount	43,534	11,490	9,724
Net change in income taxes	66,705	(80,832)	25,920
Others	178,250	65,003	17,776
End of year	$ 380,909	$ 308,233	$ 66,433